Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2015	Jan. 31, 2015	Jan. 31, 2014
Common Stock, Shares Authorized	11,250,000	11,250,000	2,500,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	1,755,005	1,010,391	868,204
Common Stock, Shares, Outstanding	1,755,005	1,010,391	868,204